Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories, Net of Inventory Reserves

Inventories, net of inventory reserves consist of the following：

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Products	39,913	26,174
Packaging materials and others	163	33
Total inventories, net of inventory reserves	40,076	26,207

Schedule of Movement of Inventory Provision /(Reversal)

Movement of inventory provision /(reversal):

	As of March 31,	As of March 31,	As of March 31,
	2024	2025	2026
	RMB	RMB	RMB

At beginning of year	612	389	543
Provision/(reversal)	(223)	154	358
Disposal of a subsidiary	-	-	(190)
At end of year	389	543	711